NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS
May 31, 2022 (Unaudited)

COMMON STOCKS - 0.4%	Shares	Value
Consumer Discretionary - 0.0% (a)
E-Commerce Discretionary - 0.0% (a)
Etsy, Inc. (b)	12	$ 973

Home & Office Products - 0.0% (a)
Steelcase, Inc. - Class A	133	1,631

Consumer Staples - 0.0% (a)
Food - 0.0% (a)
Hain Celestial Group, Inc. (The) (b)	28	738

Energy - 0.1%
Oil & Gas Producers - 0.0% (a)
Brookfield Renewable Corporation - Class A	104	3,763

Renewable Energy - 0.1%
Ameresco, Inc. - Class A (b)	20	1,174
First Solar, Inc. (b)	16	1,130
Maxeon Solar Technologies Ltd. (b)	103	1,232
SunPower Corporation (b)	73	1,290
TPI Composites, Inc. (b)	97	1,338
Vestas Wind Systems A/S - ADR	220	1,854
		8,018
Financials - 0.0% (a)
Asset Management - 0.0% (a)
Sanlam Ltd. - ADR	264	2,290

Health Care - 0.1%
Biotech & Pharma - 0.1%
Gilead Sciences, Inc.	61	3,956
GSK plc - ADR	116	5,093
Moderna, Inc. (b)	16	2,325
Organon & Company	66	2,505
Vertex Pharmaceuticals, Inc. (b)	8	2,149
		16,028

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 0.4% (Continued)	Shares	Value
Health Care - 0.1% (Continued)
Biotechnology - 0.0% (a)
Seagen, Inc. (b)	6	$ 814

Medical Equipment & Devices - 0.0% (a)
Hologic, Inc. (b)	20	1,505
Lantheus Holdings, Inc. (b)	7	480
OraSure Technologies, Inc. (b)	192	797
Thermo Fisher Scientific, Inc.	4	2,270
		5,052
Industrials - 0.0% (a)
Commercial Support Services - 0.0% (a)
AMN Healthcare Services, Inc. (b)	23	2,229
Schnitzer Steel Industries, Inc. - Class A	55	2,234
		4,463
Electrical Equipment - 0.0% (a)
Schneider Electric SE - ADR	57	1,579

Engineering & Construction - 0.0% (a)
AECOM	31	2,165

Machinery - 0.0% (a)
Xylem, Inc.	15	1,264

Materials - 0.0% (a)
Chemicals - 0.0% (a)
Chr Hansen Holding A/S - ADR	82	1,541

Construction Materials - 0.0% (a)
Carlisle Companies., Inc.	9	2,290

Real Estate - 0.1%
REITs - 0.1%
Digital Realty Trust, Inc.	28	3,909
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	102	3,883
		7,792

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 0.4% (Continued)	Shares	Value
Technology - 0.1%
Semiconductors - 0.0% (a)
Infineon Technologies AG - ADR	69	$ 2,140
STMicroelectronics N.V.	45	1,804
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	27	2,573
		6,517
Software - 0.1%
Atlassian Corporation plc - Class A (b)	6	1,064
Autodesk, Inc. (b)	5	1,039
Fortinet, Inc. (b)	9	2,647
Materialise N.V. - ADR (b)	66	966
Palo Alto Networks, Inc. (b)	8	4,022
Rapid7, Inc. (b)	15	1,063
Splunk, Inc. (b)	18	1,846
		12,647
Technology Hardware - 0.0% (a)
Apple, Inc.	14	2,084

Technology Services - 0.0% (a)
International Business Machines Corporation	27	3,748
Wolters Kluwer N.V. - ADR	24	2,377
		6,125
Utilities - 0.0% (a)
Gas & Water Utilities - 0.0% (a)
California Water Service Group	37	1,986

Total Common Stocks (Cost $83,892)		$ 89,760

NIA IMPACT SOLUTIONS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.4% (Continued)	Shares	Value
First American Government Obligations Fund - Class X, 0.66% (c) (Cost $71,694)	71,694	$ 71,694

Investments at Value - 0.8% (Cost $155,586)		$ 161,454

Other Assets in Excess of Liabilities - 99.2%		20,004,573

Net Assets - 100.0%		$ 20,166,027

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
SE	- Societe Europaea

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of May 31, 2022.